UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07634

Name of Fund: BlackRock Corporate High Yield Fund, Inc. (COY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Corporate High Yield Fund, Inc.,

            55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 02/28/2013

Date of reporting period: 11/30/2012

Item 1 – Schedule of Investments

Consolidated Schedule of Investments November 30, 2012 (Unaudited)	BlackRock Corporate High Yield Fund, Inc. (COY) (Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Auto Components — 1.1%
Dana Holding Corp.	121,440	$1,722,019
Delphi Automotive Plc (a)	37,324	1,268,643
		2,990,662
Biotechnology — 0.0%
Ironwood Pharmaceuticals, Inc. (a)	6,540	70,632
Capital Markets — 0.7%
American Capital Ltd. (a)	99,253	1,189,051
E*Trade Financial Corp. (a)	68,100	573,402
Uranium Participation Corp. (a)	33,680	171,431
		1,933,884
Chemicals — 0.2%
ADA-ES, Inc. (a)	1,670	27,305
Huntsman Corp.	25,500	419,220
		446,525
Commercial Banks — 0.5%
CIT Group, Inc. (a)	36,681	1,359,031
Communications Equipment — 0.4%
Loral Space & Communications Ltd.	11,463	975,157
Containers & Packaging — 0.0%
Smurfit Kappa Plc	3,634	42,657
Diversified Financial Services — 0.8%
Kcad Holdings I Ltd.	269,089,036	2,021,935
Diversified Telecommunication Services — 0.2%
Broadview Networks Holdings, Inc. (a)	32,500	217,425
Level 3 Communications, Inc. (a)	20,920	394,551
		611,976
Electrical Equipment — 0.0%
Medis Technologies Ltd. (a)	67,974	204
Energy Equipment & Services — 0.9%
Laricina Energy Ltd. (a)	35,294	1,510,037
Osum Oil Sands Corp. (a)	74,000	931,192
		2,441,229
Health Care Providers & Services — 0.0%
Health Management Associates, Inc., Class A (a)	11,500	91,425
Hotels, Restaurants & Leisure — 0.0%
Travelport Worldwide Ltd.	70,685	9,189
Insurance — 0.7%
American International Group, Inc. (a)	58,620	1,942,081
Media — 1.5%
Belo Corp., Class A	20,724	149,213
Charter Communications, Inc., Class A (a)	53,756	3,808,612

	Shares		Value
Common Stocks
Media (concluded)
Clear Channel Outdoor Holdings, Inc., Class A (a)		8,934	$58,071
			4,015,896
Metals & Mining — 0.1%
African Minerals Ltd. (a)		40,400	160,240
Oil, Gas & Consumable Fuels — 0.1%
African Petroleum Corp. Ltd. (a)		180,300	208,859
Paper & Forest Products — 0.2%
Ainsworth Lumber Co. Ltd. (a)		36,744	120,217
Ainsworth Lumber Co. Ltd. (a)(b)		41,686	136,387
Western Forest Products, Inc. (a)		147,968	171,302
Western Forest Products, Inc. (a)(b)		41,528	48,077
			475,983
Semiconductors & Semiconductor Equipment — 0.3%
Spansion, Inc., Class A (a)		60,342	707,208
SunPower Corp.		123	566
			707,774
Software — 0.2%
Bankruptcy Management Solutions, Inc. (a)		468	9
HMH Holdings/EduMedia (a)		19,102	382,046
			382,055
Wireless Telecommunication Services — 0.2%
MetroPCS Communications, Inc. (a)		38,540	410,451
Total Common Stocks – 8.1%			21,297,845

	Par (000)
Corporate Bonds
Aerospace & Defense — 0.8%
Huntington Ingalls Industries, Inc.:
6.88%, 3/15/18	USD	210	225,225
7.13%, 3/15/21		265	286,531
Kratos Defense & Security Solutions, Inc., 10.00%, 6/01/17		796	867,640
Meccanica Holdings USA, Inc., 6.25%, 7/15/19 (b)		405	393,010
Spirit Aerosystems, Inc., 7.50%, 10/01/17		309	330,630
			2,103,036
Air Freight & Logistics — 0.4%
National Air Cargo Group, Inc.:
Series 1, 12.38%, 9/02/15		529	533,223

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2012	1

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (COY) (Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Air Freight & Logistics (concluded)
National Air Cargo Group, Inc. (concluded):
Series 2, 12.38%, 8/16/15	USD	536	$539,640
			1,072,863
Airlines — 1.5%
American Airlines Pass-Through Trust, Series 2011-2, Class A, 8.63%, 4/15/23		623	635,773
Continental Airlines, Inc. Pass-Through Trust:
Series 1997-4, Class B, 6.90%, 7/02/18		268	271,454
Series 2010-1, Class B, 6.00%, 7/12/20		355	363,140
Delta Air Lines Pass-Through Trust:
Series 2002-1, Class G-1, 6.72%, 7/02/24		555	609,958
Series 2009-1, Class B, 9.75%, 6/17/18		173	194,167
Series 2010-1, Class B, 6.38%, 7/02/17		447	464,880
US Airways Pass-Through Trust:
Series 2011-1, Class C, 10.88%, 10/22/14		517	536,339
Series 2012-1, Class A, 6.75%, 12/03/22 (c)		500	500,000
Series 2012-1, Class C, 9.13%, 10/01/15		420	436,800
			4,012,511
Auto Components — 2.0%
Continental Rubber of America Corp., 4.50%, 9/15/19 (b)		150	151,500
Dana Holding Corp., 6.75%, 2/15/21		410	438,700
Delphi Corp., 6.13%, 5/15/21		150	165,750
Icahn Enterprises LP, 8.00%, 1/15/18		2,775	2,948,437
IDQ Holdings, Inc., 11.50%, 4/01/17 (b)		355	383,400
Jaguar Land Rover Plc, 8.25%, 3/15/20	GBP	439	773,679
Titan International, Inc., 7.88%, 10/01/17	USD	430	452,575
			5,314,041
Beverages — 0.2%
Crown European Holdings SA:
7.13%, 8/15/18 (b)	EUR	174	248,926
7.13%, 8/15/18		121	173,103
			422,029
Building Products — 0.9%
Building Materials Corp. of America (b):
7.00%, 2/15/20	USD	500	545,000

	Par (000)		Value
Corporate Bonds
Building Products (concluded)
Building Materials Corp. of America (b) (concluded):
6.75%, 5/01/21	USD	710	$777,450
Grohe Holding GmbH, 8.75%, 12/15/17 (d)	EUR	100	134,282
Momentive Performance Materials, Inc., 8.88%, 10/15/20 (b)	USD	320	317,600
USG Corp., 9.75%, 1/15/18		550	613,250
			2,387,582
Capital Markets — 0.9%
E*Trade Financial Corp.:
12.50%, 11/30/17		980	1,102,843
1.74%, 8/31/19 (b)(e)(f)		226	201,140
KKR Group Finance Co. LLC, 6.38%, 9/29/20 (b)		600	702,623
Nuveen Investments, Inc., 9.13%, 10/15/17 (b)		435	431,737
			2,438,343
Chemicals — 3.7%
Basell Finance Co. BV, 8.10%, 3/15/27 (b)		380	513,000
Celanese US Holdings LLC, 5.88%, 6/15/21		1,520	1,698,600
Ciech Group Financing AB, 9.50%, 11/30/19	EUR	140	189,590
Hexion US Finance Corp., 6.63%, 4/15/20	USD	52	51,870
Huntsman International LLC, 8.63%, 3/15/21		155	175,538
INEOS Finance Plc, 7.50%, 5/01/20 (b)		405	418,162
Kinove German Bondco GmbH, 10.00%, 6/15/18	EUR	315	444,496
Kraton Polymers LLC, 6.75%, 3/01/19	USD	115	118,738
LyondellBasell Industries NV, 5.75%, 4/15/24		2,390	2,868,000
Nexeo Solutions LLC, 8.38%, 3/01/18		170	161,500
Nufarm Australia Ltd., 6.38%, 10/15/19 (b)		205	212,175
OXEA Finance/Cy SCA, 9.63%, 7/15/17 (b)	EUR	330	474,374
PolyOne Corp., 7.38%, 9/15/20	USD	200	217,000
Rockwood Specialties Group, Inc., 4.63%, 10/15/20		355	362,987
TPC Group LLC, 8.25%, 10/01/17		310	344,100
Tronox Finance LLC, 6.38%, 8/15/20 (b)		1,610	1,585,850
			9,835,980

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2012	2

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (COY) (Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Commercial Banks — 0.7%
CIT Group, Inc.:
5.25%, 3/15/18	USD	510	$541,238
5.50%, 2/15/19 (b)		490	521,850
5.00%, 8/15/22		430	450,840
6.00%, 4/01/36		500	453,383
			1,967,311
Commercial Services & Supplies — 2.2%
ADS Waste Holdings, Inc., 8.25%, 10/01/20 (b)		256	267,520
ARAMARK Holdings Corp., 8.63%, 5/01/16 (b)(g)		405	415,129
Aviation Capital Group Corp., 6.75%, 4/06/21 (b)		500	518,955
Brickman Group Holdings, Inc., 9.13%, 11/01/18 (b)		24	24,600
Casella Waste Systems, Inc., 7.75%, 2/15/19		304	292,600
Catalent Pharma Solutions, Inc., 7.88%, 10/15/18 (b)		571	576,710
Clean Harbors, Inc.:
5.25%, 8/01/20		484	497,310
5.13%, 6/01/21 (b)(c)		205	209,612
Covanta Holding Corp., 6.38%, 10/01/22		585	634,378
EC Finance Plc, 9.75%, 8/01/17	EUR	451	633,472
HDTFS, Inc. (b):
5.88%, 10/15/20	USD	80	82,600
6.25%, 10/15/22		245	253,881
Mead Products LLC/ACCO Brands Corp., 6.75%, 4/30/20 (b)		71	73,663
Mobile Mini, Inc., 7.88%, 12/01/20		335	363,894
RSC Equipment Rental, Inc., 8.25%, 2/01/21		429	480,480
Verisure Holding AB:
8.75%, 9/01/18	EUR	169	234,080
8.75%, 12/01/18		100	127,454
West Corp., 8.63%, 10/01/18	USD	125	129,063
			5,815,401
Communications Equipment — 1.4%
Avaya, Inc., 9.75%, 11/01/15		650	515,125
Frontier Communications Corp., 6.25%, 1/15/13		830	834,150
Zayo Group LLC/Zayo Capital, Inc.:
8.13%, 1/01/20		870	950,475
10.13%, 7/01/20		1,160	1,299,200
			3,598,950
Computers & Peripherals — 0.3%
EMC Corp., 1.75%, 12/01/13 (f)		125	196,250
NCR Corp., 5.00%, 7/15/22 (b)		260	263,250
SanDisk Corp., 1.50%, 8/15/17 (f)		255	283,688
			743,188

	Par (000)		Value
Corporate Bonds
Construction & Engineering — 0.2%
Boart Longyear Management Property Ltd., 7.00%, 4/01/21 (b)	USD	175	$173,250
H&E Equipment Services, Inc., 7.00%, 9/01/22 (b)		305	321,775
			495,025
Construction Materials — 2.1%
Buzzi Unicem SpA, 6.25%, 9/28/18	EUR	126	172,210
HD Supply, Inc. (b):
8.13%, 4/15/19	USD	1,425	1,606,688
11.00%, 4/15/20		1,350	1,559,250
11.50%, 7/15/20		1,660	1,813,550
Xefin Lux SCA, 8.00%, 6/01/18 (b)	EUR	233	313,634
			5,465,332
Consumer Finance — 0.5%
Credit Acceptance Corp., 9.13%, 2/01/17	USD	435	475,237
Ford Motor Credit Co. LLC:
12.00%, 5/15/15		670	822,425
6.63%, 8/15/17		131	152,560
			1,450,222
Containers & Packaging — 1.6%
Ardagh Packaging Finance Plc:
7.38%, 10/15/17 (b)	EUR	335	465,311
7.38%, 10/15/17		200	277,797
7.38%, 10/15/17 (b)	USD	200	217,750
9.13%, 10/15/20 (b)		365	392,375
9.13%, 10/15/20 (b)		409	441,720
Berry Plastics Corp.:
4.26%, 9/15/14 (d)		275	275,000
8.25%, 11/15/15		110	114,950
9.75%, 1/15/21		170	193,375
Beverage Packaging Holdings Luxembourg II SA, 8.00%, 12/15/16	EUR	617	806,452
GCL Holdings SCA, 9.38%, 4/15/18 (b)		244	335,978
Graphic Packaging International, Inc., 7.88%, 10/01/18	USD	340	375,700
OI European Group BV, 6.88%, 3/31/17	EUR	152	205,097
Tekni-Plex, Inc., 9.75%, 6/01/19 (b)	USD	165	178,200
			4,279,705
Distributors — 0.5%
VWR Funding, Inc., 7.25%, 9/15/17 (b)		1,260	1,300,950
Diversified Consumer Services — 2.1%
313 Group, Inc. (b):
6.38%, 12/01/19		573	564,405

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2012	3

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (COY) (Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Diversified Consumer Services (concluded)
313 Group, Inc. (b) (concluded):
8.75%, 12/01/20	USD	547	$537,427
Laureate Education, Inc., 9.25%, 9/01/19 (b)		1,145	1,167,900
Service Corp. International, 7.00%, 6/15/17		2,590	2,978,500
ServiceMaster Co., 8.00%, 2/15/20		175	178,063
			5,426,295
Diversified Financial Services — 4.9%
Aircastle Ltd.:
6.75%, 4/15/17		430	454,725
6.25%, 12/01/19 (b)		295	299,425
Ally Financial, Inc.:
7.50%, 12/31/13		350	370,563
8.00%, 11/01/31		2,428	3,083,560
Citigroup, Inc., 5.95% (d)(h)		225	228,938
CNG Holdings, Inc., 9.38%, 5/15/20 (b)		439	446,682
Co-Operative Group Ltd., 5.63%, 7/08/20 (i)	GBP	160	265,111
DPL, Inc., 7.25%, 10/15/21	USD	1,075	1,134,125
Gala Group Finance Plc, 8.88%, 9/01/18	GBP	600	982,919
General Motors Financial Co., Inc., 6.75%, 6/01/18	USD	270	304,382
Leucadia National Corp., 8.13%, 9/15/15		790	892,700
Reynolds Group Issuer, Inc.:
7.75%, 10/15/16	EUR	187	251,715
7.13%, 4/15/19	USD	230	248,400
9.00%, 4/15/19		200	206,000
7.88%, 8/15/19		215	236,500
9.88%, 8/15/19		515	545,900
5.75%, 10/15/20 (b)		1,915	1,958,087
Serta Simmons Holdings LLC, 8.13%, 10/01/20 (b)		500	503,125
WMG Acquisition Corp., 11.50%, 10/01/18		382	431,660
			12,844,517
Diversified Telecommunication Services — 2.3%
Broadview Networks Holdings, Inc., 10.50%, 11/15/17 (a)(j)		500	500,000
Cequel Communications Escrow 1 LLC / Cequel Communications Escrow Capital Corp., 6.38%, 9/15/20 (b)		435	446,963
Consolidated Communications Finance Co., 10.88%, 6/01/20 (b)		320	344,000
ITC Deltacom, Inc., 10.50%, 4/01/16		234	250,380
Level 3 Communications, Inc., 8.88%, 6/01/19 (b)		295	309,750

	Par (000)		Value
Corporate Bonds
Diversified Telecommunication Services (concluded)
Level 3 Financing, Inc.:
8.13%, 7/01/19	USD	1,084	$1,159,880
7.00%, 6/01/20 (b)		395	401,913
8.63%, 7/15/20		785	853,687
OTE Plc, 7.25%, 2/12/15 (i)	EUR	101	121,504
Telenet Finance V Luxembourg SCA:
6.25%, 8/15/22		137	187,173
6.75%, 8/15/24		350	480,797
tw telecom holdings, Inc., 5.38%, 10/01/22 (b)	USD	275	284,625
Windstream Corp.:
8.13%, 8/01/13		400	416,000
7.88%, 11/01/17		360	398,700
			6,155,372
Electric Utilities — 0.7%
Mirant Mid Atlantic Pass-Through Trust, Series B, 9.13%, 6/30/17		269	293,859
The Tokyo Electric Power Co., Inc., 4.50%, 3/24/14	EUR	1,150	1,510,074
			1,803,933
Electrical Equipment — 0.5%
Belden, Inc., 5.50%, 9/01/22 (b)	USD	340	344,250
General Cable Corp., 5.75%, 10/01/22 (b)		560	571,200
Techem GmbH, 6.13%, 10/01/19	EUR	300	412,600
			1,328,050
Electronic Equipment, Instruments & Components — 0.3%
Jabil Circuit, Inc., 8.25%, 3/15/18	USD	215	252,625
Micron Technology, Inc., Series C, 2.38%, 5/01/32 (b)(f)		247	228,166
NXP BV/NXP Funding LLC, 9.75%, 8/01/18 (b)		190	219,925
			700,716
Energy Equipment & Services — 3.7%
Atwood Oceanics, Inc., 6.50%, 2/01/20		130	138,775
Calfrac Holdings LP, 7.50%, 12/01/20 (b)		360	352,800
Compagnie Générale de Géophysique, Veritas:
7.75%, 5/15/17		235	244,400
6.50%, 6/01/21		1,150	1,207,500
Forbes Energy Services Ltd., 9.00%, 6/15/19		335	302,338
FTS International Services LLC/FTS International Services, Inc., 8.13%, 11/15/18 (b)		1,086	1,118,580
Gulfmark Offshore, Inc., 6.38%, 3/15/22 (b)		145	147,900
Hornbeck Offshore Services, Inc., 5.88%, 4/01/20		290	297,250

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2012	4

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (COY) (Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Energy Equipment & Services (concluded)
Key Energy Services, Inc., 6.75%, 3/01/21	USD	415	$416,038
MEG Energy Corp. (b):
6.50%, 3/15/21		1,105	1,153,344
6.38%, 1/30/23		415	430,562
Oil States International, Inc., 6.50%, 6/01/19		290	308,125
Peabody Energy Corp.:
6.25%, 11/15/21		1,285	1,333,187
7.88%, 11/01/26		345	370,875
Precision Drilling Corp.:
6.63%, 11/15/20		70	73,850
6.50%, 12/15/21		275	287,375
Seadrill Ltd., 5.63%, 9/15/17 (b)		1,530	1,530,000
			9,712,899
Food & Staples Retailing — 0.3%
Bakkavor Finance 2 Plc, 8.25%, 2/15/18	GBP	321	502,719
Rite Aid Corp., 9.25%, 3/15/20	USD	345	351,900
			854,619
Food Products — 0.5%
Darling International, Inc., 8.50%, 12/15/18		105	120,356
Del Monte Corp., 7.63%, 2/15/19		56	57,540
Post Holdings, Inc., 7.38%, 2/15/22 (b)		530	566,438
Smithfield Foods, Inc., 6.63%, 8/15/22		431	456,860
			1,201,194
Health Care Equipment & Supplies — 2.1%
Biomet, Inc. (b):
6.50%, 8/01/20		1,391	1,453,595
6.50%, 10/01/20		1,975	1,955,250
DJO Finance LLC:
8.75%, 3/15/18 (b)		350	381,500
7.75%, 4/15/18		95	88,587
9.88%, 4/15/18 (b)		400	401,000
Fresenius Medical Care US Finance, Inc., 6.50%, 9/15/18 (b)		192	215,520
Fresenius US Finance II, Inc., 9.00%, 7/15/15 (b)		500	576,250
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/01/19 (b)		295	277,300
Teleflex, Inc., 6.88%, 6/01/19		270	290,925
			5,639,927
Health Care Providers & Services — 7.7%
Aviv Healthcare Properties LP, 7.75%, 2/15/19		520	546,000
Care UK Health & Social Care Plc, 9.75%, 8/01/17	GBP	65	111,690

	Par (000)		Value
Corporate Bonds
Health Care Providers & Services (concluded)
CHS/Community Health Systems, Inc.:
5.13%, 8/15/18	USD	785	$826,212
7.13%, 7/15/20		415	438,863
ConvaTec Healthcare E SA, 7.38%, 12/15/17 (b)	EUR	400	561,838
Crown Newco 3 Plc:
7.00%, 2/15/18 (b)	GBP	331	556,827
7.00%, 2/15/18		100	168,226
DaVita HealthCare Partners, Inc. (FKA DaVita, Inc.), 5.75%, 8/15/22	USD	819	855,855
HCA, Inc.:
8.50%, 4/15/19		120	134,700
6.50%, 2/15/20		1,880	2,110,300
7.88%, 2/15/20		85	95,519
7.25%, 9/15/20		2,225	2,480,875
5.88%, 3/15/22		200	217,500
4.75%, 5/01/23		665	671,650
Hologic, Inc., 6.25%, 8/01/20 (b)		1,464	1,555,500
IASIS Healthcare LLC, 8.38%, 5/15/19		1,420	1,341,900
INC Research LLC, 11.50%, 7/15/19 (b)		375	378,750
Omnicare, Inc., 7.75%, 6/01/20		905	1,001,156
PSS World Medical, Inc., 6.38%, 3/01/22		307	360,725
Symbion, Inc., 8.00%, 6/15/16		315	324,450
Tenet Healthcare Corp.:
10.00%, 5/01/18		792	902,880
6.25%, 11/01/18		300	330,000
8.88%, 7/01/19		2,355	2,637,600
6.75%, 2/01/20 (b)		480	486,600
4.75%, 6/01/20 (b)		696	701,220
Vanguard Health Holding Co. II LLC, 7.75%, 2/01/19 (b)		425	437,750
			20,234,586
Health Care Technology — 1.0%
IMS Health, Inc. (b):
12.50%, 3/01/18		2,065	2,441,862
6.00%, 11/01/20		132	136,290
			2,578,152
Hotels, Restaurants & Leisure — 4.6%
Affinity Gaming LLC/Affinity Gaming Finance Corp., 9.00%, 5/15/18 (b)		159	165,360
Caesars Entertainment Operating Co., Inc.:
11.25%, 6/01/17		1,145	1,230,159
10.00%, 12/15/18		1,602	1,021,275
8.50%, 2/15/20 (b)		280	274,400
9.00%, 2/15/20 (b)		1,178	1,178,000
Carlson Wagonlit BV, 6.88%, 6/15/19 (b)		295	308,275

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2012	5

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (COY) (Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Hotels, Restaurants & Leisure (concluded)
Cemex Finance LLC, 9.38%, 10/12/22 (b)	USD	570	$614,175
Cirsa Funding Luxembourg SA, 8.75%, 5/15/18	EUR	453	562,638
Diamond Resorts Corp., 12.00%, 8/15/18	USD	1,100	1,188,000
El Dorado Resorts LLC, 8.63%, 6/15/19 (b)		125	120,625
Enterprise Inns Plc, 6.50%, 12/06/18	GBP	296	435,918
Gategroup Finance Luxembourg SA, 6.75%, 3/01/19	EUR	250	339,769
Little Traverse Bay Bands of Odawa Indians, 9.00%, 8/31/20 (b)	USD	270	251,100
MGM Resorts International:
10.38%, 5/15/14		175	195,563
4.25%, 4/15/15 (f)		996	1,014,052
11.13%, 11/15/17		1,315	1,443,212
MTR Gaming Group, Inc., 11.50%, 8/01/19 (g)		136	142,459
Station Casinos LLC, 3.66%, 6/18/18		615	521,213
Travelport LLC:
5.04%, 9/01/14 (d)		165	116,325
9.88%, 9/01/14		35	27,475
9.00%, 3/01/16		110	77,550
6.36%, 12/01/16 (b)(d)(g)		391	289,595
Tropicana Entertainment LLC, 9.63%, 12/15/14 (a)(j)		315	—
Wynn Las Vegas LLC, 5.38%, 3/15/22		565	598,900
			12,116,038
Household Durables — 2.4%
Algeco Scotsman Global Finance Plc, 9.00%, 10/15/18	EUR	100	133,957
Beazer Homes USA, Inc., 6.63%, 4/15/18 (b)	USD	30	31,950
Jarden Corp., 7.50%, 1/15/20	EUR	285	404,016
K Hovnanian Enterprises, Inc.:
6.00%, 12/01/17 (f)	USD	135	154,265
7.25%, 10/15/20 (b)		870	933,075
Libbey Glass, Inc., 6.88%, 5/15/20 (b)		560	599,200
PH Holding LLC, 9.75%, 12/31/17		315	308,700
Pulte Group, Inc., 6.38%, 5/15/33		175	171,500
The Ryland Group, Inc., 6.63%, 5/01/20		315	350,437
Spie BondCo 3 SCA, 11.00%, 8/15/19	EUR	276	382,284
Standard Pacific Corp.:
10.75%, 9/15/16	USD	1,185	1,451,625
8.38%, 1/15/21		880	1,007,600

	Par (000)		Value
Corporate Bonds
Household Durables (concluded)
William Lyon Homes, Inc., 8.50%, 11/15/20 (b)	USD	275	$279,125
			6,207,734
Household Products — 0.6%
Ontex IV SA:
7.50%, 4/15/18 (b)	EUR	130	177,525
9.00%, 4/15/19		213	282,558
Spectrum Brands Escrow Corp. (b):
6.38%, 11/15/20	USD	351	364,162
6.63%, 11/15/22		230	240,925
Spectrum Brands Holdings, Inc., 9.50%, 6/15/18		330	375,787
Spectrum Brands, Inc., 6.75%, 3/15/20 (b)		89	92,783
			1,533,740
Independent Power Producers & Energy Traders — 3.2%
The AES Corp., 7.38%, 7/01/21		250	276,875
Calpine Corp. (b):
7.25%, 10/15/17		149	159,430
7.50%, 2/15/21		85	93,925
7.88%, 1/15/23		364	405,860
Energy Future Holdings Corp., 10.00%, 1/15/20		1,325	1,407,812
Energy Future Intermediate Holding Co. LLC:
6.88%, 8/15/17 (b)		690	707,250
10.00%, 12/01/20		2,476	2,760,740
GenOn REMA LLC:
9.24%, 7/02/17		222	242,858
Series C, 9.68%, 7/02/26		280	299,600
Laredo Petroleum, Inc.:
9.50%, 2/15/19		445	498,400
7.38%, 5/01/22		345	373,463
NRG Energy, Inc., 6.63%, 3/15/23 (b)		595	615,825
QEP Resources, Inc.:
5.38%, 10/01/22		305	321,775
5.25%, 5/01/23		235	246,750
			8,410,563
Industrial Conglomerates — 2.2%
Sequa Corp. (b):
11.75%, 12/01/15		2,030	2,101,050
13.50%, 12/01/15		3,479	3,617,902
			5,718,952
Insurance — 0.9%
Alliant Holdings I, Inc., 11.00%, 5/01/15 (b)		1,480	1,527,175
CNO Financial Group, Inc., 6.38%, 10/01/20 (b)		206	215,270
Genworth Financial, Inc., 7.63%, 9/24/21		390	421,284

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2012	6

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (COY) (Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Insurance (concluded)
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (b)	USD	235	$219,138
TMF Group Holding B.V., 9.88%, 12/01/19	EUR	100	131,843
			2,514,710
IT Services — 3.1%
Ceridian Corp., 8.88%, 7/15/19 (b)	USD	1,355	1,449,850
Epicor Software Corp., 8.63%, 5/01/19		510	531,675
First Data Corp.:
7.38%, 6/15/19 (b)		1,445	1,484,737
8.88%, 8/15/20 (b)		495	542,025
6.75%, 11/01/20 (b)		1,360	1,370,200
8.25%, 1/15/21 (b)		212	211,470
12.63%, 1/15/21		1,013	1,066,183
SunGard Data Systems, Inc.:
7.38%, 11/15/18		500	533,125
6.63%, 11/01/19 (b)		735	749,700
WMG Acquisition Corp., 6.00%, 1/15/21 (b)		290	297,250
			8,236,215
Machinery — 1.5%
The Manitowoc Co., Inc., 5.88%, 10/15/22		435	435,000
SPX Corp., 6.88%, 9/01/17		160	179,200
Terex Corp., 6.00%, 5/15/21		485	503,187
UR Merger Sub Corp. (b):
5.75%, 7/15/18		236	254,290
7.38%, 5/15/20		405	442,463
7.63%, 4/15/22		1,795	1,987,962
6.13%, 6/15/23		175	179,812
			3,981,914
Media — 10.2%
Affinion Group, Inc., 7.88%, 12/15/18		745	596,000
AMC Networks, Inc., 7.75%, 7/15/21		205	232,675
Cablevision Systems Corp., 5.88%, 9/15/22		430	421,400
CCO Holdings LLC:
6.50%, 4/30/21		261	281,554
5.25%, 9/30/22		980	987,350
Cengage Learning Acquisitions, Inc., 11.50%, 4/15/20 (b)		1,055	875,650
Checkout Holding Corp., 14.28%, 11/15/15 (b)(e)		615	412,050
Cinemark USA, Inc., 8.63%, 6/15/19		200	221,000
Clear Channel Communications, Inc., 9.00%, 12/15/19 (b)		700	634,375
Clear Channel Worldwide Holdings, Inc.:
6.50%, 11/15/22 (b)		568	565,160
6.50%, 11/15/22 (b)		1,533	1,540,665

	Par (000)		Value
Corporate Bonds
Media (continued)
Clear Channel Worldwide Holdings, Inc. (concluded):
Series B, 7.63%, 3/15/20	USD	1,039	$1,018,220
Cox Enterprises, Inc.:
Loan Close 2, 12.00%, 8/15/18		655	655,159
Loan Close 3, 12.00%, 8/15/18		749	749,036
Shares Loan, 12.00%, 8/15/18		773	772,519
DISH DBS Corp., 5.88%, 7/15/22		600	642,750
Harron Communications LP, 9.13%, 4/01/20 (b)		300	326,250
Intelsat Jackson Holdings SA (b):
7.25%, 10/15/20		640	681,600
6.63%, 12/15/22		177	177,000
Intelsat Luxembourg SA:
11.25%, 2/04/17		560	593,600
11.50%, 2/04/17 (g)		1,100	1,167,375
Interactive Data Corp., 10.25%, 8/01/18		1,235	1,383,200
The Interpublic Group of Cos., Inc., 10.00%, 7/15/17		315	346,106
Kabel Deutschland Vertrieb und Service GmbH & Co. KG, 6.50%, 6/29/18 (b)	EUR	315	441,058
Lamar Media Corp., 5.88%, 2/01/22	USD	130	138,287
Live Nation Entertainment, Inc., 8.13%, 5/15/18 (b)		675	729,000
NAI Entertainment Holdings LLC, 8.25%, 12/15/17 (b)		513	566,865
Nara Cable Funding Ltd., 8.88%, 12/01/18	EUR	200	252,307
Nielsen Finance LLC:
11.63%, 2/01/14	USD	45	50,119
7.75%, 10/15/18		1,471	1,640,165
Odeon & UCI Finco Plc, 9.00%, 8/01/18 (b)	GBP	189	311,134
ProQuest LLC, 9.00%, 10/15/18 (b)	USD	460	423,200
ProtoStar I Ltd., 18.00%, 10/15/12 (a)(b)(f)(j)		812	406
Truven Health Analytics, Inc., 10.63%, 6/01/20 (b)		470	502,900
Unitymedia GmbH:
9.63%, 12/01/19	EUR	158	229,652
9.63%, 12/01/19 (b)		530	770,353
9.50%, 3/15/21		385	573,365
Unitymedia Hessen GmbH & Co. KG:
8.13%, 12/01/17 (b)	USD	567	615,195
7.50%, 3/15/19	EUR	722	1,029,470
5.50%, 1/15/23 (b)(c)	USD	475	475,000
Univision Communications, Inc., 6.75%, 9/15/22 (b)		120	121,200

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2012	7

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (COY) (Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Media (concluded)
UPC Holding BV, 9.88%, 4/15/18 (b)	USD	400	$447,500
UPCB Finance II Ltd.:
6.38%, 7/01/20 (b)	EUR	753	1,020,936
6.38%, 7/01/20		300	406,747
WaveDivision Escrow LLC/WaveDivision Escrow Corp., 8.13%, 9/01/20 (b)	USD	275	281,875
Ziggo Bond Co. BV, 8.00%, 5/15/18 (b)	EUR	343	490,921
			26,798,349
Metals & Mining — 4.1%
ArcelorMittal:
9.50%, 2/15/15	USD	300	334,156
4.25%, 8/05/15		440	444,489
4.25%, 3/01/16		125	125,545
Eco-Bat Finance Plc, 7.75%, 2/15/17	EUR	435	579,883
FMG Resources August 2006 Property Ltd. (b):
7.00%, 11/01/15	USD	190	193,800
6.38%, 2/01/16		405	407,635
6.88%, 4/01/22		65	63,375
Global Brass and Copper, Inc., 9.50%, 6/01/19 (b)		275	295,625
Goldcorp, Inc., 2.00%, 8/01/14 (f)		970	1,097,919
Kaiser Aluminum Corp., 8.25%, 6/01/20		205	224,475
New Gold, Inc. (b):
7.00%, 4/15/20		140	148,750
6.25%, 11/15/22		275	281,188
New World Resources NV, 7.88%, 5/01/18	EUR	230	305,857
Newmont Mining Corp., Series A, 1.25%, 7/15/14 (f)	USD	1,345	1,626,609
Novelis, Inc., 8.75%, 12/15/20		2,815	3,152,800
Perstorp Holding AB, 8.75%, 5/15/17 (b)		205	206,025
Schmolz + Bickenbach Luxembourg SA, 9.88%, 5/15/19	EUR	295	312,877
Steel Dynamics, Inc., 6.38%, 8/15/22 (b)	USD	225	235,125
Taseko Mines Ltd., 7.75%, 4/15/19		385	365,750
Vedanta Resources Plc, 8.25%, 6/07/21 (b)		245	264,600
Walter Energy, Inc., 9.88%, 12/15/20 (b)		245	254,800
			10,921,283
Multiline Retail — 0.4%
Dollar General Corp., 4.13%, 7/15/17		727	763,350

	Par (000)		Value
Corporate Bonds
Multiline Retail (concluded)
Dufry Finance SCA, 5.50%, 10/15/20 (b)	USD	403	$414,083
			1,177,433
Oil, Gas & Consumable Fuels — 10.1%
Access Midstream Partners LP, 6.13%, 7/15/22		250	265,000
Alpha Appalachia Holdings, Inc., 3.25%, 8/01/15 (f)		746	705,436
Aurora USA Oil & Gas, Inc., 9.88%, 2/15/17 (b)		610	646,600
Berry Petroleum Co., 6.38%, 9/15/22		375	386,250
BreitBurn Energy Partners LP, 7.88%, 4/15/22 (b)		235	241,462
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20		215	218,225
CCS, Inc., 11.00%, 11/15/15 (b)		520	526,500
Chaparral Energy, Inc., 7.63%, 11/15/22		205	210,638
Chesapeake Energy Corp.:
7.25%, 12/15/18		15	16,125
6.63%, 8/15/20		165	172,838
6.88%, 11/15/20		160	168,800
6.13%, 2/15/21		545	551,812
Concho Resources, Inc.:
7.00%, 1/15/21		150	165,375
6.50%, 1/15/22		100	109,000
5.50%, 10/01/22		430	443,975
Continental Resources, Inc., 7.13%, 4/01/21		340	383,350
Copano Energy LLC, 7.13%, 4/01/21		220	231,825
Crosstex Energy LP, 7.13%, 6/01/22 (b)		140	142,800
Crown Oil Partners IV LP, 15.00%, 3/07/15		551	581,952
CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/01/22 (b)		350	344,750
Denbury Resources, Inc., 8.25%, 2/15/20		1,062	1,200,060
Energy XXI Gulf Coast, Inc.:
9.25%, 12/15/17		510	575,025
7.75%, 6/15/19		815	876,125
EP Energy LLC/Everest Acquisition Finance, Inc.:
6.88%, 5/01/19		315	340,987
7.75%, 9/01/22		195	202,313
EV Energy Partners LP, 8.00%, 4/15/19		140	147,000
Halcon Resources Corp., 8.88%, 5/15/21 (b)		215	222,525
Hilcorp Energy I LP, 7.63%, 4/15/21 (b)		243	263,047

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2012	8

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (COY) (Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Oil, Gas & Consumable Fuels (continued)
Holly Energy Partners LP, 6.50%, 3/01/20 (b)	USD	145	$152,250
Kodiak Oil & Gas Corp., 8.13%, 12/01/19		320	348,800
Linn Energy LLC:
6.50%, 5/15/19		90	91,350
6.25%, 11/01/19 (b)		1,185	1,189,444
8.63%, 4/15/20		205	223,963
7.75%, 2/01/21		185	195,175
MarkWest Energy Partners LP, 5.50%, 2/15/23		200	210,500
Newfield Exploration Co., 6.88%, 2/01/20		715	769,519
Northern Oil and Gas, Inc., 8.00%, 6/01/20		285	293,550
Oasis Petroleum, Inc.:
7.25%, 2/01/19		240	255,600
6.50%, 11/01/21		270	284,175
Offshore Group Investments Ltd., 11.50%, 8/01/15		633	696,300
OGX Petroleo e Gas Participacoes SA (b):
8.50%, 6/01/18		623	542,010
8.38%, 4/01/22		440	358,600
PBF Holding Co. LLC, 8.25%, 2/15/20 (b)		275	288,750
PDC Energy, Inc., 7.75%, 10/15/22 (b)		190	191,900
PetroBakken Energy Ltd., 8.63%, 2/01/20 (b)		1,105	1,105,000
Petroleum Geo-Services ASA, 7.38%, 12/15/18 (b)		530	556,500
Plains Exploration & Production Co., 6.88%, 2/15/23		1,060	1,091,800
Range Resources Corp.:
8.00%, 5/15/19		345	379,500
5.75%, 6/01/21		900	956,250
5.00%, 8/15/22		403	420,127
Regency Energy Partners LP, 5.50%, 4/15/23		340	357,000
Sabine Pass Liquified Natural Gas LP:
7.50%, 11/30/16		1,395	1,506,600
6.50%, 11/01/20 (b)		300	300,000
SandRidge Energy, Inc.:
7.50%, 3/15/21		860	896,550
8.13%, 10/15/22		235	251,450
7.50%, 2/15/23		515	535,600
SESI LLC:
6.38%, 5/01/19		300	319,500
7.13%, 12/15/21		215	239,187
SM Energy Co.:
6.63%, 2/15/19		120	126,900
6.50%, 11/15/21		240	253,200
6.50%, 1/01/23		355	374,525

	Par (000)		Value
Corporate Bonds
Oil, Gas & Consumable Fuels (concluded)
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.88%, 10/01/20 (b)	USD	142	$147,680
Vanguard Natural Resources, 7.88%, 4/01/20		250	255,625
			26,504,675
Paper & Forest Products — 1.2%
Ainsworth Lumber Co Ltd., 7.50%, 12/15/17 (b)		325	334,750
Boise Paper Holdings LLC:
9.00%, 11/01/17		55	59,950
8.00%, 4/01/20		105	114,188
Clearwater Paper Corp.:
10.63%, 6/15/16		370	406,075
7.13%, 11/01/18		535	580,475
Longview Fibre Paper & Packaging, Inc., 8.00%, 6/01/16 (b)		315	329,962
NewPage Corp., 11.38%, 12/31/14 (a)(j)		1,935	928,800
Sappi Papier Holding GmbH (b):
8.38%, 6/15/19		200	212,000
6.63%, 4/15/21		120	115,200
			3,081,400
Pharmaceuticals — 0.9%
Capsugel Finance Co. SCA:
9.88%, 8/01/19 (b)	EUR	200	293,924
9.88%, 8/01/19		100	146,962
Jaguar Holding Co. II/Jaguar Merger Sub, Inc., 9.50%, 12/01/19 (b)	USD	160	180,000
Mylan, Inc., 6.00%, 11/15/18 (b)		100	110,250
Valeant Pharmaceuticals International (b):
6.50%, 7/15/16		399	420,945
6.88%, 12/01/18		250	270,313
6.38%, 10/15/20		370	393,125
6.75%, 8/15/21		445	477,263
			2,292,782
Professional Services — 0.0%
FTI Consulting, Inc., 6.75%, 10/01/20		40	42,500
Real Estate Investment Trusts (REITs) — 0.6%
Felcor Lodging LP, 6.75%, 6/01/19		934	983,035
The Rouse Co. LP, 6.75%, 11/09/15		480	504,600
			1,487,635
Real Estate Management & Development — 2.4%
CBRE Services, Inc., 6.63%, 10/15/20		310	338,675

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2012	9

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (COY) (Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Real Estate Management & Development (concluded)
Crescent Resources LLC/Crescent Ventures, Inc., 10.25%, 8/15/17 (b)	USD	650	$676,000
Forest City Enterprises, Inc., 7.63%, 6/01/15		392	392,980
Mattamy Group Corp., 6.50%, 11/15/20 (b)		250	250,000
Realogy Corp.:
11.50%, 4/15/17		360	389,700
12.00%, 4/15/17		90	97,200
7.88%, 2/15/19 (b)		1,895	2,008,700
7.63%, 1/15/20 (b)		465	518,475
9.00%, 1/15/20 (b)		305	338,550
Shea Homes LP, 8.63%, 5/15/19		1,145	1,259,500
The Unique Pub Finance Co. Plc, Series A3, 6.54%, 3/30/21	GBP	100	151,403
			6,421,183
Road & Rail — 0.8%
The Hertz Corp.:
7.50%, 10/15/18	USD	505	552,975
6.75%, 4/15/19 (b)		265	286,200
7.38%, 1/15/21		380	413,250
Hertz Holdings Netherlands BV:
8.50%, 7/31/15	EUR	72	101,599
8.50%, 7/31/15 (b)		504	711,193
			2,065,217
Semiconductors & Semiconductor Equipment — 0.2%
Spansion LLC, 7.88%, 11/15/17	USD	540	542,700
Software — 0.9%
Infor US, Inc., 9.38%, 4/01/19		1,410	1,572,150
Nuance Communications, Inc., 5.38%, 8/15/20 (b)		465	478,950
Sophia LP, 9.75%, 1/15/19 (b)		408	434,520
			2,485,620
Specialty Retail — 3.2%
Asbury Automotive Group, Inc., 8.38%, 11/15/20		335	372,688
Claire’s Stores, Inc., 9.00%, 3/15/19 (b)		797	847,809
House of Fraser Funding Plc, 8.88%, 8/15/18	GBP	480	776,723
Limited Brands, Inc.:
8.50%, 6/15/19	USD	745	908,900
5.63%, 2/15/22		150	162,000
Michaels Stores, Inc., 7.75%, 11/01/18 (b)		215	233,006
Party City Holdings, Inc., 8.88%, 8/01/20 (b)		929	984,740
Penske Automotive Group, Inc., 5.75%, 10/01/22 (b)		495	503,662
Phones4u Finance Plc, 9.50%, 4/01/18 (b)	GBP	370	610,580

	Par (000)		Value
Corporate Bonds
Specialty Retail (concluded)
QVC, Inc. (b):
7.13%, 4/15/17	USD	210	$221,070
7.50%, 10/01/19		565	622,258
7.38%, 10/15/20		270	299,321
5.13%, 7/02/22		392	415,382
Sally Holdings LLC:
6.88%, 11/15/19		500	556,250
5.75%, 6/01/22		470	508,775
Sonic Automotive, Inc., 9.00%, 3/15/18		345	379,069
			8,402,233
Textiles, Apparel & Luxury Goods — 0.2%
Levi Strauss & Co., 6.88%, 5/01/22		400	419,500
Trading Companies & Distributors — 0.8%
Air Lease Corp., 4.50%, 1/15/16 (b)		540	544,050
Ashtead Capital, Inc., 6.50%, 7/15/22 (b)		455	484,575
Doric Nimrod Air Finance Alpha Ltd. (b):
Series 2012-1, Class A, 5.13%, 11/30/24		550	570,625
Series 2012-1, Class B, 6.50%, 5/30/21		530	541,766
			2,141,016
Transportation Infrastructure — 0.2%
Aguila 3 SA, 7.88%, 1/31/18 (b)		398	421,880
Wireless Telecommunication Services — 3.8%
Cricket Communications, Inc.:
7.75%, 5/15/16		226	238,995
7.75%, 10/15/20		195	201,338
Crown Castle International Corp., 5.25%, 1/15/23 (b)		585	611,325
Digicel Group Ltd. (b):
8.25%, 9/01/17		1,135	1,217,287
8.25%, 9/30/20		935	993,437
MetroPCS Wireless, Inc., 6.63%, 11/15/20		710	750,825
NII Capital Corp., 7.63%, 4/01/21		324	223,560
Sprint Capital Corp., 6.88%, 11/15/28		1,741	1,793,230
Sprint Nextel Corp. (b):
9.00%, 11/15/18		2,050	2,526,625
7.00%, 3/01/20		1,370	1,585,775
			10,142,397
Total Corporate Bonds – 104.5%			275,250,398

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2012	10

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (COY) (Percentages shown are based on Net Assets)

	Par (000)		Value
Floating Rate Loan Interests (d)
Airlines — 0.2%
Delta Air Lines, Inc., Term Loan B, 5.50%, 4/20/17	USD	394	$395,445
Auto Components — 0.8%
Federal-Mogul Corp., Term Loan B, 2.15%, 12/29/14		893	828,863
Schaeffler AG:
Term Loan B, 4.11%, 1/27/15	EUR	680	866,687
Term Loan C2, 6.00%, 1/27/17	USD	360	364,388
			2,059,938
Building Products — 0.2%
Wilsonart International Holdings LLC, Term Loan B, 5.50%, 10/19/19		390	391,950
Capital Markets — 0.6%
American Capital Holdings, Term Loan, 5.50%, 8/22/16		858	868,725
Nuveen Investments, Inc.:
Incremental Term Loan, 7.25%, 5/13/17		440	442,200
Second Lien Term Loan, 8.25%, 2/28/19		380	385,700
			1,696,625
Chemicals — 0.6%
ADS Waste Holdings, Inc., Term Loan B, 5.25%, 10/09/19		410	414,305
INEOS US Finance LLC, 6 Year Term Loan, 6.50%, 5/04/18		1,045	1,056,660
			1,470,965
Communications Equipment — 0.7%
Avaya, Inc., Term Loan B1, 3.06%, 10/24/14		228	214,942
Zayo Group LLC, Term Loan B, 5.25%, 7/02/19		1,671	1,681,449
			1,896,391
Construction & Engineering — 0.7%
Safway Services LLC, Mezzanine Loan, 15.63%, 12/16/17		1,750	1,750,000
Construction Materials — 0.4%
HD Supply, Inc., Senior Debt B, 7.25%, 10/12/17		1,042	1,069,427
Consumer Finance — 1.9%
FMG America Finance, Inc., Term Loan, 5.25%, 10/18/17		2,080	2,085,200
Springleaf Financial Funding Co., Term Loan, 5.50%, 5/10/17		2,948	2,911,887
			4,997,087

	Par (000)		Value
Floating Rate Loan Interests (d)
Diversified Consumer Services — 0.1%
Laureate Education, Inc., Extended Term Loan, 5.25%, 6/18/18	USD	134	$132,766
Diversified Financial Services — 0.5%
Residential Capital LLC:
DIP Term Loan A1, 5.00%, 11/18/13		1,150	1,150,483
DIP Term Loan A2, 6.75%, 11/18/13		170	170,850
			1,321,333
Diversified Telecommunication Services — 0.4%
Level 3 Financing, Inc.:
2016 Term Loan B, 4.75%, 2/01/16		645	645,000
2019 Term Loan B, 5.25%, 8/01/19		530	533,313
			1,178,313
Energy Equipment & Services — 0.8%
Dynegy Midwest Generation LLC, Coal Co. Term Loan, 9.25%, 8/04/16		1,155	1,191,728
Dynegy Power LLC, Gas Co. Term Loan, 9.25%, 8/04/16		740	770,179
Tervita Corp., Incremental Term Loan, 6.50%, 11/14/14		248	247,919
			2,209,826
Food & Staples Retailing — 0.0%
US Foods, Inc. (FKA U.S. Foodservice, Inc.), Extended Term Loan B, 5.75%, 3/31/17		69	67,936
Food Products — 0.1%
Advance Pierre Foods, Inc., Second Lien Term Loan, 5.75%, 7/10/17		195	196,804
Health Care Equipment & Supplies — 0.2%
Bausch & Lomb, Inc., Term Loan B, 5.25%, 5/17/19		354	358,324
LHP Hospital Group, Inc., Term Loan, 9.00%, 7/03/18		259	261,295
			619,619
Health Care Providers & Services — 0.6%
Genesis Healthcare Corp., Term Loan B, 10.75%, 9/25/17		175	168,437
Harden Healthcare LLC:
Add on Term Loan A, 7.75%, 3/02/15		356	344,997
Term Loan A, 8.50%, 3/02/15		312	305,617
inVentiv Health, Inc., Combined Term Loan, 6.50%, 8/04/16		697	656,632
			1,475,683

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2012	11

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (COY) (Percentages shown are based on Net Assets)

	Par (000)		Value
Floating Rate Loan Interests (d)
Hotels, Restaurants & Leisure — 2.0%
Caesars Entertainment Operating Co., Inc.:
Extended Term Loan B6, 5.46%, 1/26/18	USD	212	$189,448
Incremental Term Loan B4, 9.50%, 10/31/16		317	322,716
Term Loan B1, 3.21%, 1/28/15		495	479,531
Term Loan B2, 3.21%, 1/28/15		395	382,656
Term Loan B3, 3.21%, 1/28/15		70	67,813
Harrah’s Property Co., Mezzanine Term Loan, 3.20%, 2/13/13		2,790	2,342,428
Kronos, Inc., Second Lien Term Loan, 4/24/20		470	470,000
Sabre, Inc., Non-Extended Initial Term Loan, 2.21%, 9/30/14		21	21,123
Station Casinos, Inc., Term Loan B, 5.50%, 9/07/19		945	947,363
Travelport LLC:
Extended Tranche A Term Loan, 6.31%, 12/01/16		180	54,060
Extended Tranche B Term Loan, 13.81%, 12/01/16		592	44,411
			5,321,549
Industrial Conglomerates — 0.1%
Sequa Corp.:
Incremental Term Loan, 6.25%, 12/03/14		163	162,961
Term Loan, 3.46% - 3.61%, 12/03/14		110	109,223
			272,184
IT Services — 0.3%
Ceridian Corp., Extended Term Loan, 5.96%, 5/09/17		62	62,154
First Data Corp., Extended 2018 Term Loan B, 4.21%, 3/23/18		720	685,080
			747,234
Leisure Equipment & Products — 0.2%
Eastman Kodak Co., DIP Term Loan B, 8.50%, 7/19/13		597	596,238
Machinery — 0.2%
Rexnord Corp., Term Loan B, 4.50%, 4/02/18		541	545,197
Media — 3.5%
Affinion Group, Inc., Term Loan B, 6.50%, 7/16/15		40	36,370
Cengage Learning Acquisitions, Inc.:
Non-Extended Term Loan, 2.71%, 7/03/14		293	222,900
Tranche 1 Incremental, 7.50%, 7/03/14		1,436	1,161,567

	Par (000)		Value
Floating Rate Loan Interests (d)
Media (concluded)
Cequel Communications LLC, Term Loan B, 4.00%, 2/14/19	USD	263	$263,655
Clear Channel Communications, Inc.:
Term Loan B, 3.86%, 1/29/16		1,173	951,933
Term Loan C, 3.86%, 1/29/16		390	308,848
EMI Music Publishing Ltd., Term Loan B, 5.50%, 6/29/18		399	402,791
Getty Images, Inc., Term Loan B, 4.75%, 10/18/19		379	379,835
Intelsat Jackson Holdings SA, Tranche B Term Loan, 4.50%, 4/02/18		4,880	4,890,974
Interactive Data Corp., Term Loan B, 4.50%, 2/12/18		379	381,029
Univision Communications, Inc., Extended Term Loan, 4.46%, 3/31/17		248	241,905
			9,241,807
Metals & Mining — 0.1%
Constellium Holdco BV, Term Loan B, 9.25%, 5/25/18		389	389,025
Multiline Retail — 0.5%
HEMA Holding BV, Mezzanine, 8.61%, 7/05/17	EUR	1,169	1,349,370
Oil, Gas & Consumable Fuels — 1.2%
Chesapeake Energy Corp., Unsecured Term Loan, 5.75%, 12/01/17	USD	1,320	1,296,900
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15		850	850,071
Samson Investment Co., Second Lien Term Loan, 6.00%, 9/25/18		215	216,344
Vantage Drilling Co., Term Loan, 6.25%, 10/26/17		900	886,500
			3,249,815
Paper & Forest Products — 0.3%
Verso Paper Finance Holdings LLC, Term Loan, 6.56% - 7.31%, 2/01/13 (g)		1,445	722,585
Pharmaceuticals — 0.1%
Pharmaceutical Product Development, Inc., Term Loan B, 6.25%, 12/05/18		288	291,724
Professional Services — 0.1%
Truven Health Analytics, Inc., Term Loan B, 5.75%, 6/06/19		344	344,051
Real Estate Investment Trusts (REITs) — 0.4%
iStar Financial, Inc., Term Loan, 5.75%, 9/28/17		1,013	1,013,098

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2012	12

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (COY) (Percentages shown are based on Net Assets)

	Par (000)		Value
Floating Rate Loan Interests (d)
Real Estate Management & Development — 0.4%
Realogy Corp.:
Extended Letter of Credit Loan, 4.46%, 10/10/16	USD	96	$95,795
Extended Term Loan, 4.46%, 10/10/16		689	687,491
Stockbridge SBE Holdings LLC, Term Loan B, 13.00%, 5/02/17		170	167,875
			951,161
Road & Rail — 0.1%
Genesee & Wyoming, Inc., Term Loan A, 9/29/17		275	274,313
Software — 0.4%
Infor US, Inc., Term Loan B2, 5.25%, 4/05/18		1,127	1,137,601
Textiles, Apparel & Luxury Goods — 0.4%
Ascend Performance Materials LLC, Term Loan B, 6.75%, 4/10/18		1,045	1,023,855
Total Floating Rate Loan Interests – 19.1%			50,400,915

	Beneficial Interest (000)
Other Interests (k)
Chemicals — 0.0%
Wellman Holdings, Inc., Litigation Trust Certificate		2,650	26
Media — 0.0%
Adelphia Escrow (a)		700	7
Adelphia Recovery Trust (a)		878	88
			95
Total Other Interests – 0.0%			121

Preferred Securities

	Par (000)
Capital Trusts
Insurance — 0.2%
Genworth Financial, Inc., 6.15%, 11/15/66 (d)		790	531,275

	Shares	Value
Preferred Stocks
Auto Components — 0.4%
Dana Holding Corp., 4.00% (b)(f)	7,570	$915,497
Diversified Financial Services — 1.2%
Ally Financial, Inc., 7.00% (b)	3,361	3,272,354
Total Preferred Stocks – 1.6%		4,187,851

Trust Preferreds
Diversified Financial Services — 1.0%
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40 (d)	106,160	2,754,686
Total Preferred Securities – 2.8%		7,473,812

Warrants (l)
Health Care Providers & Services — 0.0%
HealthSouth Corp. (Expires 1/16/14)	29,930	—
Media — 0.0%
New Vision Holdings LLC (Expires 9/30/14)	15	44,895
Software — 0.0%
Bankruptcy Management Solutions, Inc. (Expires 9/28/17)	312	—
HMH Holdings/EduMedia (Issued/Exercisable 3/09/10, 19 Shares for 1 Warrant, Expires 6/22/19, Strike Price $42.27)	1,070	—
Total Warrants – 0.0%		44,895
Total Long-Term Investments (Cost – $348,458,280) – 134.5%		354,467,986

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.20% (m)(n)	1,723,539	1,723,539
Total Short-Term Securities (Cost – $1,723,539) – 0.7%		1,723,539

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2012	13

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (COY) (Percentages shown are based on Net Assets)

	Contracts	Value
Options Purchased
Over-the-Counter Call Options — 0.0%
Marsico Parent Superholdco LLC, Strike Price USD 942.86, Expires 12/21/19, Broker Goldman Sachs Group, Inc.	17	—
Total Options Purchased (Cost – $16,622) – 0.0%		—
Total Investments (Cost - $350,198,441*) – 135.2%		$356,191,525
Liabilities in Excess of Other Assets – (35.2)%		(92,658,887)
Net Assets – 100.0%		$263,532,638

*	As of November 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$351,086,160

Gross unrealized appreciation	$18,575,913
Gross unrealized depreciation	(13,470,548)

Net unrealized appreciation	$5,105,365

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Goldman Sachs Group, Inc.	$209,612	$4,613
Citigroup, Inc.	$500,000	—
JPMorgan Chase & Co.	$475,000	—

(d)	Variable rate security. Rate shown is as of report date.
(e)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(f)	Convertible security.
(g)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(h)	Security is perpetual in nature and has no stated maturity date.
(i)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(j)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(k)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(l)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.
(m)	Investments in issuers considered to be an affiliate of the Fund during the period ended November 30, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at February 29, 2012	Net Activity	Shares Held at November 30, 2012	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	2,264,805	(541,266)	1,723,539	$1,781
(n)	Represents the current yield as of report date.

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:
AUD	Australian Dollar
CAD	Canadian Dollar
DIP	Debtor-In-Possession
EBITDA	Earnings Before Interest Taxes Depreciation and Amortization
EUR	Euro
FKA	Formerly Known As
GBP	British Pound
S&P	Standard and Poor’s
USD	US Dollar

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2012	14

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (COY)

•  Financial futures contracts sold as of November 30, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation

57	S&P 500 E-Mini Index	Chicago Mercantile	December 2012	$ 4,031,040	$ (51,544)

•  Foreign currency exchange contracts as of November 30, 2012 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	187,015	AUD	184,000	UBS AG	1/16/13	$ (4,366)
USD	2,695,918	CAD	2,636,500	UBS AG	1/16/13	44,171
USD	4,859,814	GBP	3,032,000	Goldman Sachs Group, Inc.	1/16/13	2,474
USD	175,279	GBP	110,000	JPMorgan Chase & Co.	1/16/13	(944)
USD	154,480	GBP	97,000	Royal Bank of Scotland Group Plc	1/16/13	(916)
USD	263,601	GBP	166,000	UBS AG	1/16/13	(2,335)
USD	112,904	GBP	71,000	UBS AG	1/16/13	(839)
EUR	276,000	USD	357,195	Citigroup, Inc.	1/23/13	1,943
EUR	670,000	USD	865,220	Citigroup, Inc.	1/23/13	6,600
EUR	330,000	USD	427,160	Deutsche Bank AG	1/23/13	2,244
EUR	182,000	USD	231,398	JPMorgan Chase & Co.	1/23/13	5,425
USD	705,567	EUR	545,000	Citigroup, Inc.	1/23/13	(3,600)
USD	389,499	EUR	300,000	UBS AG	1/23/13	(868)
USD	21,607,971	EUR	16,477,000	UBS AG	1/23/13	167,709
Total						$ 216,698

•  Credit default swaps - buy protection outstanding as of November 30, 2012 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
Republic of Hungary	1.00%	Deutsche Bank AG	12/20/15	$ 280	$(7,424)
Israel (State of)	1.00%	Deutsche Bank AG	3/20/17	$ 210	(7,026)
Israel Government Bond	1.00%	Deutsche Bank AG	3/20/17	$ 625	(21,283)
K Hovnanian Enterprises, Inc.	5.00%	Credit Suisse Group AG	9/20/17	$ 69	(392)
K Hovnanian Enterprises, Inc.	5.00%	Deutsche Bank AG	9/20/17	$ 24	(108)
K Hovnanian Enterprises, Inc.	5.00%	JPMorgan Chase & Co.	9/20/17	$ 30	(170)
Beazer Homes USA, Inc.	5.00%	JPMorgan Chase & Co.	12/20/17	$ 70	394
Total					$(36,009)

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2012	15

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (COY)

—	Credit default swaps - sold protection outstanding as of November 30, 2012 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]	Unrealized Appreciation
Air Lease Corp.	5.00%	Goldman Sachs Group, Inc.	2/14/13	NR	$500	$4,245
CIT Group, Inc.	5.00%	Deutsche Bank AG	9/20/15	BB-	$3,100	415,956
Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase & Co.	12/20/15	CCC	$250	7,862
ARAMARK Corp.	5.00%	Goldman Sachs Group, Inc.	3/20/16	B	$500	36,340
ARAMARK Corp.	5.00%	Goldman Sachs Group, Inc.	6/20/16	B	$300	23,451
ARAMARK Corp.	5.00%	Goldman Sachs Group, Inc.	6/20/16	B	$300	21,897
ARAMARK Corp.	5.00%	Credit Suisse Group AG	9/20/16	B	$125	13,195
ARAMARK Corp.	5.00%	Deutsche Bank AG	3/20/17	B	$185	11,028
Crown Castle International Corp.	7.25%	Deutsche Bank AG	3/20/17	B-	$430	60,445
Ford Motor Co.	5.00%	Deutsche Bank AG	3/20/17	BB+	$1,300	99,602
Hertz Corp.	5.00%	Citigroup, Inc.	6/20/17	B	$165	7,220
CCO Holdings LLC	8.00%	Deutsche Bank AG	9/20/17	BB-	$1,500	315,900
Level 3 Communications, Inc.	5.00%	Goldman Sachs Group, Inc.	6/20/19	B-	$900	47,077
Total						$1,064,218

1 Using S&P’s rating.

2 The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2012	16

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (COY)

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of November 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks	$14,618,085	$1,617,116	$5,062,644	$21,297,845
Corporate Bonds	—	270,358,663	4,891,735	275,250,398
Floating Rate Loan Interests	—	41,856,997	8,543,918	50,400,915
Other Interests	88	—	33	121
Preferred Securities	2,754,686	4,719,126	—	7,473,812
Warrants	—	44,895	—	44,895
Short-Term Securities	1,723,539	—	—	1,723,539
Total	$19,096,398	$318,596,797	$18,498,330	$356,191,525

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$268,066	$796,546	$1,064,612
Foreign currency exchange contracts	—	230,566	—	230,566
Liabilities:
Credit contracts	—	(36,403)	—	(36,403)
Foreign currency exchange contracts	—	(13,868)	—	(13,868)
Equity contracts	$(51,544)	—	—	(51,544)
Total	$(51,544)	$448,361	$796,546	$1,193,363

[1]

Derivative financial instruments are swaps, financial futures contracts and foreign currency exchange contracts. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2012	17

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (COY)

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of November 30, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$74,203			$74,203
Foreign currency at value	26,735	—	—	26,735
Cash pledged as collateral for financial futures contracts	240,000	—	—	240,000
Liabilities:
Cash received as collateral for swaps	—	$(600,000)	—	(600,000)
Loans payable	—	(99,000,000)	—	(99,000,000)
Total	$340,938	$(99,600,000)	—	$(99,259,062)

There were no transfers between Level 1 and Level 2 during the period ended November 30, 2012.

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Total
Assets:
Opening Balance, as of February 29, 2012	$4,138,509	$4,181,040	$5,454,878	$34	$13,774,461
Transfers into Level 3[1]	—	—	—	—	—
Transfers out of Level 3[1]	(35,342)	—	(119,915)	—	(155,257)
Accrued discounts/premiums	—	493	99,242	—	99,735
Net realized gain (loss)	(1,186,175)	—	(345,335)	—	(1,531,510)
Net change in unrealized appreciation/depreciation[2]	1,056,214	(226,352)	189,950	(1)	1,019,811
Purchases	1,089,449	1,063,971	4,533,471	—	6,686,891
Sales	(11)	(127,417)	(1,268,373)	—	(1,395,801)

Closing Balance, as of November 30, 2012	$5,062,644	$4,891,735	$8,543,918	$33	$18,498,330

1 Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period.

2 The change in unrealized appreciation/depreciation on investments still held as of November 30, 2012 was $(448,816).

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2012	18

Consolidated Schedule of Investments (concluded)	BlackRock Corporate High Yield Fund, Inc. (COY)

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used in determining fair value:

Credit Contracts
Assets:
Opening Balance, as of February 29, 2012	$216,962
Transfers into Level 3[1]	—
Transfers out of Level 3[1]	—
Accrued discounts/ premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation/depreciation[2]	579,584
Purchases	—
Issues[3]	—
Sales	—
Settlements[4]	—
Closing Balance, as of November 30, 2012	$796,546

[1]	Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period.
[2]	The change in unrealized appreciation/depreciation on investments still held as of November 30, 2012 was $579,584.
[3]	Issues represent upfront cash received on certain derivative financial instruments.

4 Settlements represent periodic contractual cash flows and/or cash flows to terminate certain derivative financial instruments.

The following table summarizes the valuation techniques used and unobservable inputs developed by the BlackRock Global Valuation Methodologies Committee (“Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments and derivative financial instruments as of November 30, 2012. The table does not include Level 3 investments and derivative financial instruments with values derived utilizing transaction prices from recent prior transactions or third party pricing information without adjustment for which such inputs are also unobservable. A significant change in third party pricing information could result in a significantly lower or higher value of such Level 3 investments and derivative financial instruments. The value of Level 3 investments and derivative financial instruments derived using prices from prior transactions and/or third party pricing information is $7,159,559.

	Value	Valuation Techniques	Unobservable Inputs[1]	Range of Unobservable Inputs Utilized	Weighted Average of Unobservable Inputs[2]
Assets:
Common Stocks	$4,680,589	Market Comparable Companies	EBITDA Multiple	6.7x	6.7x
		Restructure Terms[3]	N/A	—	—
Corporate Bonds	4,331,529	Market Comparable Companies	EBITDA Multiple	6.0x	6.0x
			Yield	9.67%-12.1%	10.5%
		Restructure Terms[3]	N/A	—	—
		Discounted Cash Flow	Yield	12%	12%
		Cost	N/A4	—	—
Floating Rate Loan Interests	3,123,199	Market Comparable Companies	Yield	9.64%	9.64%
			Illiquidity Discount	50.0%	50.0%
		Cost	N/A4	—	—
Total	$12,135,317
[1]	A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
EBITDA Multiple	Increase	Decrease
Yield	Decrease	Increase
Illiquidity Discount	Decrease	Increase
[2]	Unobservable inputs are weighted based on the value of the investments included in the range.
[3]	Investment is valued based on the company’s financial restructuring plan.
[4]

The Fund fair values certain of its Level 3 investments using prior transaction prices (acquisition cost), although the transaction may not have occurred during the current reporting period. In such cases, these investments are generally privately held investments. There may not be a secondary market, and/or there are a limited number of investors. The determination to fair value such investments at cost is based upon factors consistent with the principles of fair value measurement that are reasonably available to the Global Valuation Committee, or its delegate. Valuations are reviewed utilizing available market information to determine if the carrying value should be adjusted. Such market data may include, but is not limited to, observations of the trading multiples of public companies considered comparable to the private companies being valued, financial or operational information released by the company, and/or news or corporate events that affect the investment. Valuations may be adjusted to account for company-specific issues, the lack of liquidity inherent in a nonpublic investment and the fact that comparable public companies are not identical to the investments being fair valued by the Fund.

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2012	19

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ‘‘1940 Act’’)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

  Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Corporate High Yield Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Corporate High Yield Fund, Inc.

Date:	January 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Corporate High Yield Fund, Inc.

Date:	January 23, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Corporate High Yield Fund, Inc.

Date:	January 23, 2013